Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and intangible assets [Abstract]
Goodwill
	Year Ended December 31,
	2011	2012
Balance at beginning of year	37,946	37,946
Balance at end of year	37,946	37,946

Concession Agreements

		Concession Agreements
		Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2011	19,797	3,365	23,162
	December 31, 2012	19,797	3,365	23,162

Accumulated Amortization	December 31, 2011	(2,234)	(905)	(3,139)
	December 31, 2012	(3,222)	(1,422)	(4,644)

NBV	December 31, 2011	17,563	2,460	20,023
	December 31, 2012	16,575	1,943	18,518
	2013	988	517	1,505
	2014	988	517	1,505
Amortization Schedule	2015	988	517	1,505
	2016	988	392	1,380
	2017	988	-	988
	Thereafter	11,635	-	11,635